Other Non-Current Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Non-Current Assets, Net [Abstract]
Impairment loss			$ 657
Amortization expenses	$ 90